Net loss income per share	12 Months Ended
Dec. 31, 2025
Loss per share (Note 17)
Net Loss Income Per Share

17. Net loss income per share

Net loss per share – Basic & Diluted

	For the years ended December 31,
	2025	2024	2023
Net loss for the year	$(2,317,149)	$(9,077,495)	$(5,451,112)
Weighted average number of shares outstanding for the year:
Basic	96,453,727	78,271,095	77,646,094
Diluted	96,453,727	78,271,095	77,646,094
Net loss per share – Basic	$(0.02)	$(0.12)	$(0.07)
Net loss per share – Diluted	$(0.02)	$(0.12)	$(0.07)

In periods in which a loss results, all outstanding stock options, RSUs, deferred share units (“DSUs”) and potential shares from convertible debentures have been excluded from the diluted loss per share calculations as their effect is anti-dilutive.